Income Tax - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Accrued payroll and expense	¥ 269,836	¥ 270,887
Net loss carryforward	379,462	375,482
Financial subsidy	107,615	44,468
Depreciation for property and equipment	255,808	201,282
Provision for allowance for credit losses	156,255	151,878
Deferred tax assets in subtotal	1,168,976	1,043,997
Valuation allowance on deferred tax assets	(65,321)	(59,430)
Total deferred tax assets	1,103,655	984,567
Deferred tax liabilities:
Difference in basis of land use rights	(104,662)	(107,612)
Difference in basis of property and equipment	(404,373)	(447,865)
Difference in basis of intangible assets	(9,357)	(2,836)
Unrealized gain from intragroup transactions	(28,673)
Unrealized investment gain	(2,940)	(2,744)
Dividend withholding tax	(65,068)	(453,488)
Total deferred tax liabilities	¥ (615,073)	¥ (1,014,545)